Investment in Subsidiaries - Summary of Consolidated Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2022
Celyad SA [Member] | Belgium [member]
Disclosure of subsidiaries [line items]
Name	Celyad SA
Country of Incorporation and Place of Business	BE
Nature of Business	Biopharma
Celyad Inc [member] | USA [member]
Disclosure of subsidiaries [line items]
Name	Celyad Inc
Country of Incorporation and Place of Business	US
Nature of Business	Biopharma
Proportion of Propo ordinary ordina shares directly held by held by parent (%)	100.00%
Proportion of ordinary shares held by the group (%)	100.00%
Proportion of ordinary shares held by non-controlling interests (%)	0.00%
Corquest Medical Inc [member] | USA [member]
Disclosure of subsidiaries [line items]
Name	CorQuest Medical Inc
Country of Incorporation and Place of Business	US
Nature of Business	Medical Device
Proportion of Propo ordinary ordina shares directly held by held by parent (%)	100.00%
Proportion of ordinary shares held by the group (%)	100.00%
Proportion of ordinary shares held by non-controlling interests (%)	0.00%
Biological Manufacturing Services SA [member] | Belgium [member]
Disclosure of subsidiaries [line items]
Name	Biological Manufacturing Services SA
Country of Incorporation and Place of Business	BE
Nature of Business	Manufacturing
Proportion of Propo ordinary ordina shares directly held by held by parent (%)	100.00%
Proportion of ordinary shares held by the group (%)	100.00%
Proportion of ordinary shares held by non-controlling interests (%)	0.00%